Deferred tax liability	12 Months Ended
Jan. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred tax liability
Deferred tax liability
The Group's deferred tax liability includes amounts recognized upon acquisition of MuOx Limited, which took place in the year ended January 31, 2014, and amounts recognized upon acquisition of Discuva Limited, which took place in the year ended January 31, 2018.

	January 31, 2018	January 31, 2017
	£000	£000
Amounts falling due after more than one year
At February 1	565	664
Acquisition of subsidiary (Note 27)	1,814	—
Credited to the income statement	—	(99)
At January 31	2,379	565

There is an unrecognized deferred tax asset in relation to the trading losses carried forward of £11,944,000 (2017: £10,882,000), £26,000 in relation to provisions (2017: £14,000) and £588,000 (2017: £230,000) in relation to future exercisable shares. There is a deferred tax liability of £71,000 (2017: £3,000) in respect of accelerated capital allowances, which has been offset against the deferred tax asset in relation to trading losses carried forward.
The unrecognized deferred tax asset would be recovered against future company taxable profits. In the opinion of the Directors, there is insufficient evidence that the asset will be recovered, and as such the deferred tax asset has not been recognized in the financial statements.